Expense Example - BlackRock International Index V.I. Fund - Class III Shares	Feb. 09, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 815